Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Bonuses	Total Payments
Total	$ 4,465,455,067	$ 2,279,528,390	$ 125,537,165	$ 6,206,186	$ 6,876,726,808
ARGENTINA | ADMINISTRACION FEDERAL DE INGRESOS PUBLICOS [Member]
Total	5,159,312				5,159,312
AUSTRALIA | AUSTRALIAN TAXATION OFFICE [Member]
Total	4,122,451,332				4,122,451,332
AUSTRALIA | NORTHERN TERRITORY REVENUE OFFICE [Member]
Total		32,478,995	6,609,036		39,088,031
AUSTRALIA | STATE OF QUEENSLAND [Member]
Total		86,752,589	2,500,730		89,253,319
AUSTRALIA | STATE OF WESTERN AUSTRALIA [Member]
Total		2,048,029,830	1,186,355		2,049,216,185
CANADA | CANADA REVENUE AGENCY [Member]
Total	147,951,564				147,951,564
CANADA | GOVERNMENT OF NORTHWEST TERRITORIES [Member]
Total	21,499,191		6,651,352		28,150,543
CANADA | GOVERNMENT OF NEWFOUNDLAND AND LABRADOR [Member]
Total	54,321,350		177,676		54,499,026
CANADA | REVENUE QUÉBEC [Member]
Total	8,201,622				8,201,622
CANADA | CONSEIL DES INNUS DE EKUANITSHIT [Member]
Total			814,562		814,562
CANADA | INNU NATION (LABRADOR) [Member]
Total			2,471,801		2,471,801
CANADA | LES INNUS DE UASHAT MAK MANI-UTENAM AND LES INNUS DE MATIMEKUSH-LAC JOHN [Member]
Total			4,153,259		4,153,259
CANADA | NASKAPI NATION OF KAWAWACHIKAMACH [Member]
Total			7,424,417		7,424,417
CANADA | LUTSEL K'E DENE FIRST NATION [Member]
Total			296,058		296,058
CANADA | TLICHO GOVERNMENT [Member]
Total			1,530,824		1,530,824
CANADA | YELLOWKNIVES DENE FIRST NATION [Member]
Total			830,529		830,529
MADAGASCAR | MADAGASCAR - GENERAL DIRECTION OF TAXES [Member]
Total	950,386	3,527,727			4,478,113
MONGOLIA | MONGOLIA - GENERAL DEPARTMENT OF TAXATION [Member]
Total		90,462,825			90,462,825
MONGOLIA | GOBI OYU DEVELOPMENT SUPPORT FUND [Member]
Total				$ 6,206,186	6,206,186
MONGOLIA | UMNUGOVI PROVINCE [Member]
Total	42,912,522		8,997,691		51,910,213
MONGOLIA | ULAANBAATAR CITY [Member]
Total			807,199		807,199
MONGOLIA | WATER AGENCY GOVERNMENT [Member]
Total			101,144		101,144
MONGOLIA | MINERAL RESOURCES AND PETROLEUM AUTHORITY OF MONGOLIA [Member]
Total			221,823		221,823
PERU | PRIVATE INVESTMENT PROMOTION AGENCY OF PERU [Member]
Total			26,300,000		26,300,000
PERU | GEOLOGICAL MINING AND METALLURGICAL INSTITUTE OF PERU [Member]
Total			2,090,444		2,090,444
UNITED STATES | USA - INTERNAL REVENUE SERVICE [Member]
Total	(2,295,991)				(2,295,991)
UNITED STATES | CALIFORNIA FRANCHISE TAX BOARD [Member]
Total	2,393,055				2,393,055
UNITED STATES | NEW YORK DEPARTMENT OF TAXATION AND FINANCE [Member]
Total	740,000				740,000
UNITED STATES | WISCONSIN DEPARTMENT OF REVENUE [Member]
Total	650,000				650,000
UNITED STATES | ARIZONA DEPARTMENT OF REVENUE [Member]
Total	440,000		452,368		892,368
UNITED STATES | ILLINOIS DEPARTMENT OF REVENUE [Member]
Total	320,000				320,000
UNITED STATES | OREGON DEPARTMENT OF REVENUE [Member]
Total	165,000				165,000
UNITED STATES | KENTUCKY DEPARTMENT OF REVENUE [Member]
Total	150,000				150,000
UNITED STATES | UTAH STATE TAX COMMISSION [Member]
Total		11,379,981	115,054		11,495,035
UNITED STATES | KERN COUNTY TREASURER AND TAX COLLECTOR (CA) [Member]
Total			8,084,553		8,084,553
UNITED STATES | SALT LAKE COUNTY (UT) [Member]
Total			43,561,725		43,561,725
UNITED STATES | NEW MEXICO DEPARTMENT OF REVENUE [Member]
Total			$ 158,565		158,565
SOUTH AFRICA | SOUTH AFRICAN REVENUE SERVICE [Member]
Total	$ 59,445,724	$ 6,896,443			$ 66,342,167